Annual Fund Operating Expenses (Vanguard Dividend Growth Fund Participant)	Vanguard Dividend Growth Fund Vanguard Dividend Growth Fund - Investor Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.32%